Principal Accounting Policies (Convenience Translation, Cash and Cash Equivalents, Short-term investments, Restricted Cash, Time Deposits and Restricted Time Deposits) (Details)	12 Months Ended
	Jun. 30, 2015 CNY (¥)	Nov. 06, 2015	Jun. 30, 2014 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Exchange rate RMB for US dollar	6.2000	6.3180
Cash and cash equivalents, maximum of original maturity	3 months
Money market funds, maximum of weighted average maturity	90 days
Short-term investment balances	¥ 0		¥ 0
Short-term wealth management products, maximum of original maturity	90 days
Cash deposits classified as restricted cash	¥ 6,103,000		8,024,000
Time deposits, minimum of original maturity	3 months
Time deposits treated as restricted time deposits	¥ 435,024,000		493,265,000
Time deposits placed with banks	¥ 100,000,000		¥ 0